SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Business combinations
Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred to the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related charges are recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

•
deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits respectively; and

•
liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquired business, and the fair value of the acquirer's previously held equity interest in the acquired business (if any) over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquired business and the fair value of the acquirer's previously held equity interest in the acquired business (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity's net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests' proportionate share of the recognized amounts of the acquired business identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the 'measurement period' (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 3 and IFRS 13, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

When a business combination is achieved in stages, the Company's previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to profit or loss where such treatment would be appropriate if that interest were disposed of.

Arrangements that include remuneration of former owners of the acquiree for future services are excluded of the business combinations and will be recognized in expense during the required service period.

Goodwill
Goodwill

Goodwill arising in a business combination is carried at cost as established at the acquisition date of the business less accumulated impairment losses, if any. For the purpose of impairment testing, goodwill is allocated to a unique cash generating unit (CGU).

Goodwill is not amortised and is reviewed for impairment at least annually or more frequently when there is an indication that the business may be impaired. If the recoverable amount of the business is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the business and then to the other assets of the business pro-rata on the basis of the carrying amount of each asset in the business. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statement of income and other comprehensive income. An impairment loss recognized for goodwill is not reversed in a subsequent period.

The Company has not recognized any impairment loss in the years ended December 31, 2019, 2018 and 2017.

Revenue recognition
Revenue recognition

The Company generates revenue primarily from the provision of software development, testing, infrastructure management, application maintenance, outsourcing services, consultancy and Services over Platforms (SoP). SoP is a new concept for the services industry that aims to deliver digital journeys in more rapid manner providing specific platforms as a starting point and then customizing them to the specific need of the customers. Revenue is measured at the fair value of the consideration received or receivable.

The Company’s services are performed under both time-and-material and fixed-price contracts. For revenues generated under time-and-material contracts, revenues are recognized as a performance obligation satisfied over time, using an input method based on hours incurred. The majority of such revenues are billed on an hourly, daily or monthly basis whereby actual time is charged directly to the client.

The Company recognizes revenues from fixed-price contracts applying the input or output methods depending on the nature of the project and the agreement with the customer, recognizing revenue on the basis of the Company’s efforts to the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation, or recognizing revenue on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract, respectively. Each method is applied according to the characteristics of each contract and client. The inputs and outputs are selected based on how faithfully they depict the Company's performance towards complete satisfaction of the performance obligation.

The Company also provides hosted access to software applications for a subscription-based fee. The revenue from these subscription resales contracts is recognised at a point in time, given that the performance obligation is satisfied when the contract is signed by the customer and the Company. The Company acts as an agent because the performance obligation is to arrange for the service to be provided to the customer by another party (the owner of the software applications). Consequently, the revenue is measured as the amount of the commission, which is the net amount of consideration that the Company retains after paying the other party the consideration received in exchange for the services to be provided by that party.

Leases
Leases

During 2018, the Company applied IAS 17 for leases recognition, where leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Finance leases which transfer to the Company substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statement of profit or loss and other comprehensive income. A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

As of January 1, 2019, the Company applied IFRS 16 where the Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (leases with a lease term of 12 months or less) and leases of low value assets (assets with a value of 5 or less when new). For these leases, the Company recognizes the lease payments as an operating expense on a straightline basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments, less any lease incentives receivable;

•	variable lease payments that are based on an index or a rate;

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee's incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right–of–use asset) whenever:

1.
the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

2.
the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

3.
a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The Company made adjustments related to leases that are subject to changes in the consumer price index. As of December 31, 2019, such adjustments amounted to 126.

Right-of-use asset are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability;

•	any lease payments made at or before the commencement date less any lease incentives received;

•	any initial direct costs.

Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37. The costs are included in the related right–of-use asset.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The Company applies IAS 36 Impairment of Assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in note 3.10.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets are assets with a value of 5 or less when new.

In determining the lease term, management considers all fact and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options and periods after termination options are only included in the lease term if the lease is reasonably certain to be extended or not terminated. The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee.

Foreign currencies
Foreign currencies

The functional currency of the Company and most of its subsidiaries is the U.S. dollar, except for:

•	Globant Brasil Consultoría Ltda.: the functional currency is the Brazilian Real.

•	Globers S.A.: the functional currency is the Argentine Peso.

•	We are London Limited: the functional currency is the Great Britain Pound

•	Avanxo Servicios S.A. de C.V.: the functional currency is the Mexican Peso.

•	Avanxo Mexico S.A.P.I de C.V.: the functional currency is the Mexican Peso.

•	Avanxo Brasil Tecnología da Informacao LTDA: the functional currency is the Brazilian Real.

•	Orizonta Consutoria De Negocios E Tecnologia LTDA: the functional currency is the Brazilian Real.

•	Avanxo S.A.: the functional currency is the Argentine Peso.

•	Avanxo - Sucursal del Perú: the functional currency is the Peruvian Sol.

•	Avanxo Colombia: the functional currency is the Colombian Peso.

In preparing these consolidated financial statements, transactions in currencies other than the U.S. dollar (“foreign currencies”) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are kept at the original translated cost. Exchange differences are recognized in profit and loss in the period in which they arise.

In the case of the subsidiaries with a functional currency other than the U.S. dollar, assets and liabilities are translated at current exchange rates, while income and expense are translated at the date of the transaction rate. The resulting foreign currency translation adjustment is recorded as a separate component of accumulated other comprehensive income (loss) in equity.

Accounting standards are applied on the assumption that the value of money (the unit of measurement) is constant over time. However, when the rate of inflation is no longer negligible, a number of issues arise impacting the true and fair nature of the accounts of entities that prepare their financial statements on a historical cost basis. To address such issues, entities apply IAS 29 Financial Reporting in Hyperinflationary Economies from the beginning of the period in which the existence of hyperinflation is identified. Based on the statistics published on July 17, 2018, the 3-year cumulative rate of inflation for consumer prices and wholesale prices in Argentina reached a level of about 123% and 119%, respectively. On that basis, Argentina was considered an hyperinflationary economy since July 1, 2018. As of December 31, 2019, the Company has recognized the effects of inflation in their financial statements, it also has evaluated this situation and concluded that it has no significant impact considering that the most significant Argentine subsidiaries have the U.S. dollars as their functional currency, except for Globers S.A. and Avanxo S.A as explained above.

Borrowing costs	Borrowing costs The Company does not have borrowings attributable to the construction or production of assets. All borrowing costs are recognized in profit and loss under finance loss.
Taxation
Taxation

3.7.1 – Income taxes – current and deferred

Income tax expense represents the estimated sum of income tax payable and deferred tax.

3.7.1.1 – Current income tax

The current income tax payable is the sum of the income tax determined in each taxable jurisdiction, in accordance with their respective income tax regimes.

Taxable profit differs from profit as reported in the consolidated statement of profit or loss and other comprehensive income because taxable profit excludes items of income or expense that are taxable or deductible in future years and it further excludes items that are never taxable or deductible. The Company's liability for current income tax is calculated using tax rates that have been enacted or substantively enacted as of the balance sheet dates. The current income tax charge is calculated on the basis of the tax laws in force in the countries in which the consolidated entities operate.

For the fiscal year 2019, Globant S.A, is subject to a corporate income tax rate of 17% on taxable income exceeding EUR 200, the rate is 15% if annual taxable income does not exceed EUR175. For amounts between EUR 175 and EUR 200, corporate income tax is calculated based on a formula, adding EUR 26.2 (i.e. EUR 175 x 15%) and 31% of the income amount exceeding EUR 175. For fiscal year 2018, the rate was 18% for a company whose taxable income exceeds EUR 30 and 15% if annual taxable income does not exceed EUR 25. The corporate income tax is increased by a contribution of 7% to the unemployment fund. A municipal business tax also may be imposed at rates ranging from 6% to 12% depending on where the undertaking is located.

In 2008, Globant España S.A. elected to be included in the Spanish special tax regime for entities having substantially all of their operations outside of Spain, known as “Empresas Tenedoras de Valores en el Exterior” (“ETVE”), on which dividends distributed from its foreign subsidiaries as well as any gain resulting from disposal are tax free. In order to be entitled to the tax exemption, among other requirements, the main activity of Globant España S.A. must be the administration and management of equity instruments from non-Spanish entities and such entities must be subject to a tax regime similar to that applicable in Spain for non-ETVEs companies. The subsidiaries did not distribute dividends during 2017. During 2018 the Company’s Uruguayan and Argentinian subsidiaries distributed dividends to Globant España S.A. for a total amount of 27,462. As of December 31, 2019 the Uruguayan subsidiary distributed dividends for a total amount of 11,000 to Globant España S.A and BSF S.A distributed dividends for a total amount of 310 to Belatrix Global Corporation S.A. If this tax exemption would not apply, the applicable tax rate should be 25%. The Company´s Spanish subsidiary Software Product Creation S.L. is subject to a 25% corporate income tax rate. Also, Belatrix Global Corporation S.A. is an ETVE company located in Spain, subject to the benefits of the regime. The company was registered as ETVE on December, 2013.

Argentine companies are subject to a 30% corporate income tax rate. In May 2008, IAFH Global S.A. and Sistemas Globales S.A. were notified by the Argentine Government through the Ministry of Economy and Public Finance that they had been included within the promotional regime for the software industry established under Law No. 25,922 (the “Software Promotion Regime”). BSF S.A is benefited by the promotional regimen as well. The incorporation was notified on April 2008.

Under Argentina’s Software Promotion Law No. 25,922 (Ley de Promoción de la Industria de Software), as amended by Law No. 26,692 and Decree No. 95/2018 (the "Software Promotion Law"), the Company's operating subsidiaries in Argentina benefit from a 60% reduction in their corporate income tax rate (as applied to income from promoted software activities) and a tax credit of up to 70% of amounts paid for certain social security taxes (contributions) that may be offset against value-added tax liabilities. Law No. 26,692, the 2011 amendment to the Software Promotion Law (“Law No. 26,692”), also allows such tax credits to be applied to reduce the Company's Argentine subsidiaries’ corporate income tax liability by a percentage not higher than the subsidiaries’ declared percentage of exports and extends the tax benefits under the Software Promotion Law until December 31, 2019.

The Software Promotion Law remains in effect until December 31, 2019. On May 22, 2019 the Argentine Congress approved Law No. 27,506 that creates a promotion regime for knowledge economy-related business (the "Knowledge based economy law") which is applicable to IAFH Global S.A., Sistemas Globales S.A. and BSF S.A. The Law is valid from January 1, 2020 until December 31, 2029.

The beneficiaries of the regime will enjoy the following benefits:

•
Fiscal stability as of the moment of the registration and for the term of validity of the Regime.This benefit may be also extended to provincial and municipal taxes, as long as such jurisdictions adhere to this Knowledge based Economy Law.

•	Beneficiaries are not subject to any value-added tax withholding or collection regimes.

•	A reduced corporate income tax rate of 15% to the extent that the beneficiaries maintain their payroll in accordance with the conditions described in the regulations.

•	Beneficiaries will be allowed to deduct a tax credit derived from any payment or withholding of foreign taxes, if the taxed income constitutes an Argentine source of income.

•	A reduction from their employer social security contributions, in relation to each employee, of an amount equal to 7,003 ARS per employee for year 2020.

•
A tax credit equal to 1.6 times the amount of the employer’s social security contributions applicable to the detraction. This tax credit, which is onetime transferable, can be used to offset the beneficiary's income tax liability and/or value added tax liability with no restriction.

The beneficiaries of the Software Promotion Law must declare their intention to be transferred to the Knowledge Economy Regime until December 31, 2019. Sistemas Globales S.A. and IAFH S.A. have been incorporated in the National Registry of Beneficiaries of the Regime for the Promotion of the Knowledge Economy on November 12, 2019 and BSF S.A. was included on December 3, 2019. Both registrations are treated as provisional and the companies must fill a final declaration before June 30, 2020.
Additionally, Ministry of Production and Labor issued on October 10, 2019, the Resolution No. 1084/2019, which appointed the Secretariat of Entrepreneurs and Small and Medium-Sized Enterprises as enforcement authority of the Regime and authorized the Secretariat to issue complementary regulations. Consequently, the Secretariat issued Resolution No. 449/2019, establishing the details of the procedure to be followed and the conditions to be met to enjoy the benefits of the Regime. Also, the Secretariat will be in charge of analyzing the information submitted and verifying compliance with all the relevant requirements.

On January 20, 2020, Ministry of Productive Development issued Resolution No. 30/2020, revoking Resolution No. 1,084/2019 and Resolution No. 449/2019.

Also, under the new administrative structure, Ministry of Productive Development appointed the Secretariat of Industry, Knowledge Economy and External Commercial Management of the Ministry of Productive Development as enforcement authority of the New Regime and authorized that Secretariat to issue complementary regulations.

Finally, the review and processing of applications filed so far have been suspended until new complementary regulations are issued by such new enforcement authority.

Therefore, the Law and the Decree are currently in force, and have not been repealed, suspended or modified.

According to the New Regime – currently in force – beneficiaries of the Regime for the Promotion of the Software Industry (Law 25,922) have the right to enjoy the benefits established as long as they are registered in the Registry for which it is necessary to: (i) have submitted the application for the provisional incorporation into the New Regime until December 31, 2019 (which allows the definitive registration to have effects as from January 1st, 2020), and (ii) prove the compliance of the requirements provided in the Law and complementary regulations before June 30, 2020.

The Argentine Executive Power is considering a bill to modify the Knowledge based Economy Law to include the following::

•	a 60% reduction in the total amount of corporate income tax applied to income from the promoted activities.

•	a tax credit equal to the 70% of the social security contribution paid. The social security contribution benefit would apply only to a portion of the beneficiary’s payroll.

On December 29, 2017, Argentina enacted a comprehensive tax reform (Law No. 27,430) through publication in the Official Gazette. The Law is effective from January 1, 2018. Specifically, introduces amendments to income tax (both at corporate and individual levels), value added tax (VAT), tax procedural law, criminal tax law, social security contributions, excise tax, tax on fuels, and tax on the transfer of real estate.
At a corporate level, the law decreases the corporate income tax rate from 35% to 30% for fiscal years starting January 1, 2018 to December 31, 2019, and to 25% for fiscal years starting January 1, 2020 and onwards. The Law also establishes dividend withholding tax rates of 7% for profits accrued during fiscal years starting January 1, 2018 to December 31, 2019, and 13% for profits accrued in fiscal years starting January 1, 2020 and onwards. The new withholding rates apply to distributions made to shareholders qualifying as resident individuals or nonresidents.

Even though the combined effective rate for shareholders on distributed income (corporate income tax rates plus dividend withholding rates on the after tax profit) will be close to the prior 35% rate, this change is aimed at promoting the reinvestment of profits. Additionally, the Law repeals the “equalization tax” (i.e., 35% withholding applicable to dividends distributed in excess of the accumulated taxable income) for income accrued from January 1, 2018.

On December 23, 2019, the Argentine Government enacted the Ley de Solidaridad Social y Reactivación Productiva No. 27,541 (the "Law on Social Solidarity and Productive Reactivation " or the "Social Solidarity Law") which declared a public emergency in economic, financial, fiscal, administrative, social security, tariff, energy, health and social matters, and also delegated legislative powers to the National Executive Power, until December 31, 2020. According to the Social Solidarity Law, the corporate income tax for years starting January 1, 2020 is 30%, and the tax rate applicable to dividends is 7%, delaying the effectiveness of the 25% and 13% rates until tax years starting on January 1, 2021.
The Social Solidarity Law also introduced amendments to the income tax, personal assets tax, excise tax on certain goods, tax on debits and credits in local bank accounts and social security rules. It also establishes a new tax on certain purchases of foreign currency, a new tax debt settlement plan for certain taxpayers, and establish new rates on export of goods and services.
According to the Social Solidarity Law, the corporate income tax for years starting January 1, 2020 is 30%, extending the enforcement of the 25% to tax year starting January 1, 2021.
The Company’s Argentine subsidiaries, Globers Travel, Dynaflows, Globant Ventures SAS and Avanxo S.A. are subject to a corporate income tax rate of 30% as they are not in included within the Software Promotion Regime nor Knowledge Economy Regime.

The Company’s Uruguayan subsidiary Sistemas Globales Uruguay S.A. is domiciled in a tax free zone and has an indefinite tax relief of 100% of the income tax rate and an exemption from VAT. Aggregate income tax relief arising under Sistemas Globales Uruguay S.A. for years ended December 31, 2019, 2018 and 2017 were 21,224, 11,095, 2,488, respectively. The Company’s Uruguayan subsidiary Difier S.A. is located outside tax-free zone and according to Article 163 bis of Decree No. 150/007 the software development services performed are exempt from income tax and value-added tax applicable as long as they are exported and utilized abroad, except for the financial results that are taxable at a rate of 25%. Difier S.A is 100% export-oriented.

The Colombian subsidiaries are subject to federal corporate income tax at the rate of 33%. Until December 31, 2018 the Company's Colombian subsidiary Sistemas Colombia S.A.S. was subject to federal corporate income tax at the rate of 33% and a surcharge at the rate of 4% calculated on net income before income tax. Law N°1,943 gradually reduces the corporate tax rates from 33% to 30% from fiscal years 2020 to 2022.

The Company’s U.S. subsidiaries are subject to U.S. federal income tax at the rate of 21%. Fiscal years beginning before January 1, 2018 were subject to corporate tax at the rate of 35%.

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (“Tax Act”) that instituted fundamental changes to the taxation of multinational corporations. The Tax Act includes significant changes to the U.S. corporate income tax system, including a federal corporate rate reduction from 35% to 21%, limitations on the deductibility of interest expense and executive compensation, changes regarding net operating loss carryforwards, and the transition of U.S. international taxation from a worldwide tax system to a territorial tax system. Furthermore, as part of the transition to the new tax system, a one-time transition tax is imposed on a U.S. shareholder's historical undistributed earnings of foreign affiliates. The Tax Act introduces various other changes to the Internal Revenue Code.

The reform also introduces base erosion provisions for U.S corporations that are part of multinational group. For fiscal years beginning after December 31, 2017, a U.S corporation is potentially subject to tax under the Base Erosion Anti-Abuse Tax provision (“BEAT”), if the controlled group of which it is a part has sufficient gross receipts and derives a sufficient level of “base erosion tax benefits”.

On December 13, 2018, the Internal Revenue Service (“IRS”) published a proposed regulation that provide guidance regarding the BEAT application for public comments. The final document was published in the Federal Register on December 2, 2019.
The Company’s English subsidiaries Sistemas UK Limited and We are London Limited are subject to corporate income tax at the rate of 19%, the same rate was applied for the years 2018 and 2017. The rate is reduced to 17% as from April 1, 2020.

The Company’s Chilean subsidiary Sistemas Globales Chile Ases. Ltda. is subject to corporate income tax at the rate of 27%. For the years 2018 and 2017, the corporate income tax rates were27% and 25.5%, respectively.

The Company’s Brazilian subsidiaries apply the taxable income method called “Lucro real”. Under this method, taxable income is based upon a percentage of profit accrued by the Company, adjusted according to the add-backs and exclusions provided in the relevant tax law. The rate applicable to the taxable income derived from the subsidiary’s activity is 24% plus 10% if the net income before income tax is higher than 240 Brazilian real for the years 2017 and onwards.

The Company’s Peruvian subsidiaries are subject to corporate income tax at the rate of 29.5%. For the years 2018 and 2017, the corporate income tax rate was 29.5%.

The Company’s Mexican subsidiaries are subject to corporate income tax at the rate of 30%.

The Company's Indian subsidiary Globant India Private Limited is primarily export-oriented and is eligible for certain income tax holiday benefits granted by the government of India for export activities conducted within Special Economic Zones, or SEZs. The services provided by our Pune development center are eligible for a deduction of 100% of the profits or gains derived from the export of services for the first five years from the financial year in which the center commenced the provision of services, which occurred on August 3, 2017, and 50% of such profits or gains for the five years thereafter. Certain tax benefits are also available for a further five years subject to the center meeting defined conditions. Indian profits ineligible for SEZ benefits are subject to corporate income tax at the rate of 34.61%. In addition, all Indian profits, including those generated within SEZs, are subject to the Minimum Alternative Tax (MAT), at the current rate of approximately 21.34%, including surcharges.

On February 1, 2018, the Finance Minister presented the Union Budget 2018-19. A reduction in the corporate tax rate was proposed for companies with an annual turnover of up to Rupees (Rs) 2.5 billion. In such case, the tax rate is 25% plus surcharge. Globant India Private Limited is eligible for the lower corporate tax rate.

The Indian Government introduced on September, 2019, a slew of measures through the Taxation Laws (Amendment) Ordinance, to make certain amendments in the Income-tax Act 1961 and the Finance (No.2) Act 2019.

Under the new measures, any domestic company will be able to choose to be taxed at the rate of 22% if, among other things, reject the SEZ tax holidays. Thus, the effective tax rate for these companies shall be 25.17% inclusive of surcharge & cess. The option must be exercised before the filing of the Income Tax Return for FY19-20 (due date November 2020), and once the option is made it cannot be withdrawn for any subsequent year. Also, such companies shall not be required to pay Minimum Alternate Tax (‘MAT’). The Company is still analyzing the future impact of the benefit.

The Company's subsidiary located in Belarus is resident of the High Technology Park (“HTP”). HTP residents are exempted from corporate income tax and VAT.

On December 21, 2017 the President of the Republic of Belarus published the Decree N° 8 that extends the duration of the HTP’s tax incentives and the special legal regime until January 1, 2049. The Company will be benefited by the exemption as long as the regime is valid.

The Company's subsidiary located in Romania is subject to income tax at the rate of 16%.

The Company´s subsidiary located in Canada is subject to federal income tax at the rate of 15%. The rate is increased by the state income tax rate which is 11% in the case of the state of British Columbia where the subsidiary is incorporated.

The corporate tax rate in France for most companies is 33%. The Finance Bill for 2017 contains provisions for the progressive reduction of the corporate income tax rate from 33% to 28% over the period 2017 to 2020. Also, there is a reduced tax rate of 15% for companies whose turnover does not exceed EUR 7,63 million, but only for the first EUR 38,120 of taxable income. In 2019 the reduced rate will be applicable to small and medium-size enterprises. To qualified as a small and medium-size enterprise, a company must employ less than 250 employees and have an annual turnover not exceeding EUR 50 million.

According to the Finance Bill, the Company´s subsidiary located in France is subject to tax at a rate of 28% during 2019. The rate applies for the first EUR 500.

The company located in United Arab Emirates is not subject to Income tax. Under the Emirate-based tax decrees, Corporate Income Tax may be imposed on all companies (including branches and permanent establishments) at rates of up to 55%. However, in practice, the taxation is currently only enforced in respect of corporate entities engaged in the production of oil and gas or extraction of other natural resources in the United Arab Emirates.
3.7.1.2 – Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets including tax loss carry forwards are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the entities are able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future. The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. The Company has not recorded any current or deferred income tax in other comprehensive income or equity in any each of the years presented, except for deferred income tax arising from the share-based compensation plan and for the translation of deferred tax assets and liabilities arising from subsidiaries with functional currencies other than U.S. dollar.

Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Under IFRS, deferred income tax assets (liabilities) are classified as non-current assets (liabilities).

3.7.1.3 – Uncertain tax treatments

The Company determines the accounting for tax position when there is uncertainty over income tax treatments as follows. First, the Company determine whether uncertain tax positions are assessed separately or as a group; and then, the Company assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If yes, the Company determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If no, the Company reflect the effect of uncertainty in determining its accounting tax position using either the most likely amount or the expected value method. The Company discloses in note to the consolidated financial statements certain matters related to the interpretation of income tax laws for which there is a possibility that a loss may have been incurred.

As of December 31, 2019, there are certain matters related to the interpretation of income tax laws for which there is a possibility that a loss may have been incurred, as of the date of the financial statements in accordance with IFRIC 23 in an amount of 1,768, related to assessments for the fiscal years 2014 to 2019. No formal claim has been made for fiscal years within the statute of limitation by Tax authorities in any of the mentioned matters, however those years are still subject to audit and claims may be asserted in the future.

Property and equipment
Property and equipment

Fixed assets are valued at acquisition cost, net of the related accumulated depreciation and accumulated impairment losses, if any.

Depreciation is recognized so as to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method.

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Lands and properties under construction are carried at cost, less any recognized impairment loss. Properties under construction are classified to the appropriate categories of property and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use. Land is not depreciated.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

The value of fixed assets, taken as a whole, does not exceed their recoverable value.

Intangible assets
Intangible assets

Intangible assets include licenses, customer relationships, customer contracts and non-compete agreements. The accounting policies for the recognition and measurement of these intangible assets are described below.

3.9.1 – Intangible assets acquired separately

Intangible assets with finite useful life that are acquired separately (licenses) are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the intangible assets estimated useful lives. The estimated useful lives and amortization method are reviewed at the end of each annual reporting period, with the effect of any changes in estimates being accounted for on a prospective basis.

3.9.2 – Intangible assets acquired in a business combination

Intangible assets acquired in a business combination (trademarks, customer relationships, customer contracts and non-compete agreements) are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets acquired separately.

3.9.3 – Internally-generated intangible assets

Intangible assets arising from development are recognized if, and only if, all the following have been demonstrated:
- the technical feasibility of completing the intangible asset so that it will be available for use or sale;
- the intention to complete the intangible asset and use or sell it;
- the ability to use or sell the intangible asset;
- how the intangible asset will generate probable future economic benefits;
- the ability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and
- the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated assets is the sum of expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

3.9.4 – Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, and are recognized in profit or loss when the asset is derecognized. As of December 31, 2019, the Company has derecognized intangible assets for an amount of 24. No intangible asset has been derecognized as of December 31, 2018.

Impairment of tangible and intangible assets excluding goodwill
Impairment of tangible and intangible assets excluding goodwill

At each balance sheet date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit or the business, as the case may be.

The recoverable amount of an asset is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of profit or loss and other comprehensive income for the year.

As of December 31, 2019 and 2018 the Company recorded an impairment loss of 720 and 306, respectively, related to internally-generated intangible assets. In 2017 the Company recorded an impairment loss of 4,708 related to the intangible assets acquired in business combinations.

Provisions for contingencies
Provisions for contingencies

The Company has existing or potential claims, lawsuits and other proceedings. Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation, and the advice of the Company’s legal advisers.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably. The amount of the recognized receivable does not exceed the amount of the provision recorded.

Financial assets
Financial assets

On initial recognition, a financial asset is classified as measured at: (i) amortised cost (ii) fair value through other comprehensive income (FVOCI) or (iii) fair value through profit or loss (FVTPL). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

3.12.1 – Amortised cost and effective interest method

A financial asset is measured at amortised cost if both of the following conditions are met, and is not designated as at FVPL:
- It is held within a business model whose objective is to hold financial assets to collect contractual cash flow;
- Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The effective interest method is a method of calculating the amortised cost of an instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the instrument, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

3.12.2 – Financial assets measured at FVOCI

A financial asset is measured at FVOCI if both of the following conditions are met, and is not designated as at FVPL:
- It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets
- Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

The change in fair value of financial assets measured at FVOCI is accumulated in the investment revaluation reserve until they are derecognised. When a financial asset measured at FVOCI is derecognised, the cumulative gain or loss previously recognised in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment.

3.12.3 – Financial assets measured at FVPL

All financial assets not classified as measured at amortised cost or FVOCI as described above, are measured at FVPL.

Financial assets at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset and is included in the ‘Finance income or Finance expense’ line.
3.12.4 - Derivative financial instruments

The Company enters into foreign exchange forward contracts. Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

A derivative with a positive fair value is recognised as a financial asset whereas a derivative with a negative fair value is recognised as a financial liability. Derivatives are not offset in the financial statements unless the Company has both a legally enforceable right and intention to offset. The impact of the futures and forward contracts on the Company’s financial position is disclosed in note 28. A derivative is presented as a non–current asset or a non–current liability if the remaining maturity of the instrument is more than 12 months and it is not due to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

The Company designates certain derivatives as hedging instruments in respect of foreign currency risk in cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:
- there is an economic relationship between the hedged item and the hedging instrument;
- the effect of credit risk does not dominate the value changes that result from that economic relationship; and
- the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Company actually hedges and the quantity of the hedging instrument that the Company actually uses to hedge that quantity of hedged item.

If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Company adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again.

The Company designates the full change in the fair value of a forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.

Movements in the hedging reserve in equity are detailed in note 29.3.

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss, and is included in the ‘other gains and losses’ line item. Amounts previously recognised in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognised hedged item.

The Company discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing, if applicable). This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognized in other comprehensive income and accumulated in cash flow hedge reserve at that time remains in equity and is reclassified to profit or loss when the forecast transaction occurs. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in cash flow hedge reserve is reclassified immediately to profit or loss.

3.12.5 - Investment in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. Under the equity method, an investment in associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the profit or loss and other comprehensive income of the associate.

3.12.6 – Other Financial Assets

Call option over non-controlling interest in subsidiary

On October 22, 2015, the Company was granted with a call option to acquire the remaining 33.27% interest in Dynaflows S.A, which can be exercised from October 22, 2020 till October 21, 2021. At the same moment, the Company has also agreed on a put option with the non-controlling shareholders which gives them the right to sell its remaining 33.27% interest on October 22, 2018 or October 22, 2020. During the year ended December 31, 2018, the sellers exercised the put option, as explained in note 25.2, and the Company derecognized the call option.

Clarice Subscription agreement

On May 14, 2015, the Company signed a subscription agreement as described in note 25.1. According to this agreement, the Company will receive a fix amount of money in exchange of a variable number of shares of the Company. According to IAS 32:11, a financial asset has been recognized in order to reflect the contractual right to receive cash. As of December 31, 2018, the Company has recorded 400 as current financial assets. As of December 31, 2019 the financial asset and the financial liability were fully settled.

3.12.7 – Impairment of financial assets

The Company recognises a loss allowance for expected credit losses on financial assets, other than those at FVTPL. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Company always recognises lifetime expected credit losses ("ECL") for trade receivables, using a simplified approach. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

For all other financial instruments, the Company recognises lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Significant increase in credit risk since initial recognition

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument at the reporting date with such risk at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including forward-looking information that is available without undue cost or effort. In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

•	internal credit rating

•	external credit rating (as far as available)

•	significant deterioration in external market indicators of credit risk for a particular financial instrument

•	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor's ability to meet its debt obligations

•	actual or expected significant changes in the operating results of the debtor

•	significant increases in credit risk on other financial instruments of the same debtor

•
actual or expected significant adverse changes in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor's ability to meet its debt obligations.

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment, unless the Company has reasonable and supportable information that demonstrates otherwise.

Despite the foregoing, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial asset is determined to have low credit risk if the financial instrument has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations. The Company considers a financial asset to have low credit risk when the asset has external credit rating of 'investment grade' in accordance with the globally understood definition, or if an external rating is not available, if the counterparty has a strong financial position and there is no past due amounts. All of the Company's current and non current investments are considered to have low credit risk.

Definition of default

A default on a financial asset is when the counterparty fails to make contractual payments within 90 days of when they fall due, unless an entity has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired include observable data about the following events:
a. significant financial difficulty of the issuer or the borrower;
b. a breach of contract, such as a default or past due event;
c. the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
d. it is becoming probable that the borrower will enter bankruptcy or other financial reorganisation;
e. the disappearance of an active market for that financial asset because of financial difficulties; or
f. the purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses.

It may not be possible to identify a single discrete event-instead, the combined effect of several events may have caused financial assets to become credit-impaired.

Write-off policy

Financial assets' carrying amounts are reduced through the use of an allowance account on a case-by-case basis. When a financial asset is considered uncollectable, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit and loss.

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default and the exposure at default. The assessment of the probability of default and loss given default is based on historical data, adjusted by forward-looking information as described above. The exposure of default is represented by the asset's gross carrying amount at the reporting date.

To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. Financial assets other than trade receivables, have been grouped at the lowest levels for which there are separately identifiable cash flows.

No significant changes to estimation techniques or assumptions were made during the reporting period, except for the changes in the expected credit loss rate used for the calculation of allowance for doubtful accounts as of December 31,2019, as disclosed in note 12.

3.12.8 – Derecognition of financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralised borrowing for the proceeds received.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

On derecognition of a financial asset other than in its entirety (e.g. when the Company retains an option to repurchase part of a transferred asset), the Company allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognizes on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair values of those parts.

As of December 31, 2019, the Company incurred in a singular factoring agreement arranged with Banco Santander, pursuant to which Globant, LLC transferred receivables for a total amount of 3,510. The Company considers that it has substantially transferred the risks and rewards intrinsic to these receivables to the bank and therefore they were derecognized.

3.12.9 – Convertible Notes

The Company recognizes convertible notes measured at their fair value using the market approach which consist in using prince and relevant information generated by market transactions involving identical or comparable assets, liabilities or group of assets and liabilities, such as a business.

3.12.9.1 Convertible note - Collokia

On May, 5, 2017, the Company and Collokia LLC, signed a loan agreement whereby the Company provides a financing facility of 100. Interest on the entire outstanding principal balance is computed at an annual rate of 2.8%. Collokia shall repay the loan in full within 18 months from the date that this agreement has been signed off. The Company has the right to convert any portion of the outstanding principal into preferred units of Collokia. As of December 31, 2019 and 2018, the fair value of the loan agreement amounted to 115 and 106, respectively, and is disclosed as other financial assets current. The Company expects to collect the convertible note in a foreseeable future and hence it has concluded that the convertible note is recoverable.

3.12.9.2 Convertible note - Wolox

On January 21, 2019 ("issuance date"), Globant España S.A. and Wolox, LLC (Wolox), agreed into a convertible promissory note purchase agreement whereby Globant España S.A. provides financing facility for 1,800.  Interest on the entire outstanding principal balance is computed at an annual rate equal to LIBOR plus 2%. Wolox shall repay the loan in full within 18 months from the date as of the issuance date. Globant España S.A has the right to convert any portion of the outstanding principal into fully paid and nonassessable membership interest of Wolox.  As of December 31, 2019, the fair value of the loan agreement amounted to 1,841 and is disclosed as other financial assets current.

3.12.9.3 Convertible note - Singularity

On July 8, 2019 ("issuance date"), Globant España S.A. and Singularity Education Group, agreed into a note purchase agreement whereby Globant España S.A. provides financing facility for 1,250. Interest on the entire outstanding principal balance is computed at an annual rate of 5%. Singularity Education Group shall repay the loan in full within 1 year from the effective date. Globant España S.A has the right to convert any portion of the outstanding principal into Conversion Shares of Singularity Education Group. As of December 31, 2019, the fair value of the loan agreement amounted to 1,280 and is disclosed as other financial assets current.

3.12.9.4 Convertible notes - Globant Ventures

During the year ended December 31, 2019, Globant Venture SAS entered into 4 note purchase agreements with Interactive Mobile Media S.A. (CamonApp), AvanCargo Corp., TheEye S.A.S. and Robin (the "startups"), pursuant to which Globant Ventures provides financing facility for a total amount of 300.  Interest on the entire outstanding principal balance is computed at annual rates ranging from 5% to 12% for Interactive Mobile Media S.A. (CamonApp), AvanCargo Corp., TheEye S.A.S and Robin. Globant Venture SAS has the right to convert any portion of the outstanding principal into equity interest of the startups. As of December 31, 2019, the fair value of the loan agreement amounted to 300, and is disclosed as other financial assets non-current.

Financial liabilities and equity instruments
Financial liabilities and equity instruments

3.13.1 – Classification as debt or equity

Debt and equity instruments issued by the Company and its subsidiaries are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

3.13.2 – Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3.13.3 – Financial liabilities

Financial liabilities, including trade payables, other liabilities and borrowings, are initially measured at fair value, net of transaction costs.

Financial liabilities are subsequently measured at amortised cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

3.13.4 – Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Cash and cash equivalents
Cash and cash equivalents

For the purposes of the statement of cash flows, cash and cash equivalents include cash on hand and in banks and short-term highly liquid investments (original maturity of less than 90 days). In the consolidated statements of financial position, bank overdrafts are included in borrowings within current liabilities.

Cash and cash equivalents as shown in the statement of cash flows only includes cash and bank balances and time deposits as disclosed in note 10.

Reimbursable expenses
Reimbursable expenses

Out-of-pocket and travel expenses are recognized as expense in the statements of income for the year. Reimbursable expenses are billed to customers and presented within the line item "Revenues" in the statements of income for the year.

Share-based compensation plan
Share-based compensation plan

The Company has a share-based compensation plan for executives and employees of the Company and its subsidiaries. Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity-settled share-based transactions are set forth in note 24.

The fair value determined at the grant date of the equity-settled share-based payments is recognised to spread the fair value of each award over the vesting period on a straight-line basis, based on the Company’s estimate of equity instruments that will potentially vest, with a corresponding increase in equity.

Components of other comprehensive income
Components of other comprehensive income

Components of other comprehensive income are items of income and expense that are not recognized in profit or loss as required or permitted by other IFRSs. The Company included gains and losses arising from translating the financial statements of a foreign operation, the gains and losses related to the valuation of the financial assets measured at fair value through other comprehensive income and the effective portion of changes in the fair value of derivatives hedging instruments that are designated and qualify as cash flow hedges.

Gain on transactions with bonds
Gain on transactions with bonds

During the year ended December 31, 2019, the Company's Argentine subsidiaries, through cash received from repayments of intercompany loans, acquired Argentine sovereign bonds in the U.S. market denominated in U.S. dollars.

After acquiring these bonds, the Company's Argentine subsidiaries sold those bonds in the Argentine market. The fair value of these bonds in the Argentine market (in Argentine pesos) during the year ended December 31, 2019 was higher than its quoted price in the U.S. market (in U.S dollars) converted at the official exchange rate prevailing in Argentina, which is the rate used to convert these transactions in foreign currency into the Company's Argentine subsidiaries' functional currency, thus, as a result, the Company recognized a gain when remeasuring the fair value of the bonds in Argentine pesos into U.S. dollars at the official exchange rate prevailing in Argentina.

During the year ended December 31, 2019, the Company recorded a gain amounting to 1,569 due to the above mentioned transactions that were disclosed under the caption "Gain on transaction with bonds" in the consolidated statements of profit or loss.

During the year ended December 31, 2018, the Company did not engage in the above described transaction.